UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1. Schedules of Investments. [Insert Schedules of Investments]

Schedule of Investments   (Unaudited)

ISHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.44%
General Dynamics Corp.	6,783	$587,611
L-3 Communications Holdings Inc.	703	70,617

		658,228
AIR FREIGHT & LOGISTICS — 3.84%
FedEx Corp.	3,686	482,866
United Parcel Service Inc. Class B	5,658	555,842

		1,038,708
AIRLINES — 1.28%
Allegiant Travel Co.	3,308	344,925

		344,925
COMMERCIAL BANKS — 0.41%
BOK Financial Corp.	247	15,124
Cullen/Frost Bankers Inc.	912	64,561
First Citizens BancShares Inc. Class A	133	28,160
Trustmark Corp.	152	4,128

		111,973
COMMUNICATIONS EQUIPMENT — 0.02%
Brocade Communications Systems Inc.[a]	703	5,638

		5,638
COMPUTERS & PERIPHERALS — 2.89%
EMC Corp.	6,042	145,431
Western Digital Corp.	9,120	635,026

		780,457
CONSUMER FINANCE — 1.54%
Cash America International Inc.	10,583	417,499

		417,499
DIVERSIFIED CONSUMER SERVICES — 0.45%
Outerwall Inc.[a,b]	1,881	122,227

		122,227
DIVERSIFIED FINANCIAL SERVICES — 0.39%
CBOE Holdings Inc.	2,163	104,906

		104,906
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.00%
AT&T Inc.	14,933	540,575

		540,575

Security	Shares	Value

ELECTRIC UTILITIES — 1.59%
ALLETE Inc.	57	$2,880
Duke Energy Corp.	1,520	109,030
Great Plains Energy Inc.	1,387	32,511
Pinnacle West Capital Corp.	5,016	281,046
Portland General Electric Co.	171	4,908

		430,375
ELECTRICAL EQUIPMENT — 0.05%
Brady Corp. Class A	428	12,493

		12,493
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.38%
AVX Corp.	2,356	31,217
Dolby Laboratories Inc. Class Ab	855	30,558
Tech Data Corp.[a]	781	40,659

		102,434
ENERGY EQUIPMENT & SERVICES — 1.12%
Patterson-UTI Energy Inc.	3,705	89,883
RPC Inc.	3,591	65,859
Unit Corp.[a]	2,855	146,776

		302,518
FOOD & STAPLES RETAILING — 2.87%
Costco Wholesale Corp.	190	22,420
CVS Caremark Corp.	741	46,135
Wal-Mart Stores Inc.	6,825	523,819
Whole Foods Market Inc.	2,888	182,319

		774,693
FOOD PRODUCTS — 4.58%
Archer-Daniels-Midland Co.	14,056	574,890
Bunge Ltd.	1,827	150,051
Fresh Del Monte Produce Inc.	1,539	40,922
Hershey Co. (The)	4,104	407,281
J.M. Smucker Co. (The)	574	63,835

		1,236,979
GAS UTILITIES — 0.30%
AGL Resources Inc.	76	3,637
Atmos Energy Corp.	1,729	76,543

		80,180
HEALTH CARE EQUIPMENT & SUPPLIES — 2.23%
Abbott Laboratories	12,825	468,754
C.R. Bard Inc.	638	86,908
Thoratec Corp.[a]	1,121	48,416

		604,078
HEALTH CARE PROVIDERS & SERVICES — 2.21%
McKesson Corp.	101	15,791
WellPoint Inc.	6,859	581,643

		597,434

SCHEDULE OF INVESTMENTS	1

Schedule of Investments   (Unaudited) (Continued)

ISHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2013

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 4.56%
Buffalo Wild Wings Inc.[a,b]	2,914	$415,478
Carnival Corp.	4,123	142,862
Cheesecake Factory Inc. (The)	380	17,955
Starbucks Corp.	8,094	656,019

		1,232,314
HOUSEHOLD PRODUCTS — 1.71%
Kimberly-Clark Corp.	4,275	461,700

		461,700
INSURANCE — 12.74%
ACE Ltd.	4,970	474,337
Aflac Inc.	9,443	613,606
Allied World Assurance Co. Holdings Ltd.	3,264	353,459
American Financial Group Inc.	1,311	73,757
Aspen Insurance Holdings Ltd.	1,083	42,248
Assurant Inc.	817	47,778
Axis Capital Holdings Ltd.	7,486	354,986
Endurance Specialty Holdings Ltd.	969	53,576
Everest Re Group Ltd.	938	144,208
HCC Insurance Holdings Inc.	2,394	109,286
PartnerRe Ltd.	2,008	201,222
Reinsurance Group of America Inc.	7,980	568,016
Symetra Financial Corp.	5,358	100,355
Torchmark Corp.	1,692	123,279
Validus Holdings Ltd.	4,617	182,279

		3,442,392
INTERNET & CATALOG RETAIL — 2.62%
Amazon.com Inc.[a]	1,822	663,262
Shutterfly Inc.[a]	934	45,897

		709,159
INTERNET SOFTWARE & SERVICES — 3.28%
Akamai Technologies Inc.[a]	646	28,902
Google Inc. Class Aa	589	607,012
LinkedIn Corp. Class Aa	1,121	250,734

		886,648
IT SERVICES — 0.60%
Total System Services Inc.	5,415	161,529

		161,529
MEDIA — 0.01%
Madison Square Garden Inc. Class Aa	38	2,300

		2,300
MULTI-UTILITIES — 5.56%
Alliant Energy Corp.	1,501	78,382
Avista Corp.	76	2,112
Consolidated Edison Inc.	6,878	400,437
DTE Energy Co.	6,479	447,958
NorthWestern Corp.	57	2,613
PG&E Corp.	10,390	434,821

Security	Shares	Value

Public Service Enterprise Group Inc.	4,047	$135,575

		1,501,898
MULTILINE RETAIL — 1.87%
Target Corp.	7,790	504,714

		504,714
OIL, GAS & CONSUMABLE FUELS — 11.91%
Apache Corp.	6,178	548,606
Chevron Corp.	4,277	513,069
EOG Resources Inc.	3,154	562,674
Exxon Mobil Corp.	6,004	538,078
Murphy Oil Corp.	8,335	502,767
Occidental Petroleum Corp.	5,757	553,133

		3,218,327
PHARMACEUTICALS — 7.81%
Bristol-Myers Squibb Co.	11,721	615,587
Johnson & Johnson	5,757	533,156
Merck & Co. Inc.	10,317	465,193
Pfizer Inc.	16,150	495,482

		2,109,418
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.41%
Hatteras Financial Corp.	456	8,299
Invesco Mortgage Capital Inc.	6,555	101,275

		109,574
ROAD & RAIL — 0.18%
Werner Enterprises Inc.	2,147	49,725

		49,725
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.71%
Broadcom Corp. Class A	6,027	161,042
Intel Corp.	22,546	550,799
Maxim Integrated Products Inc.	722	21,443

		733,284
SOFTWARE — 3.83%
Microsoft Corp.	15,791	558,212
NetSuite Inc.[a]	133	13,417
Salesforce.com Inc.[a]	8,685	463,431

		1,035,060
SPECIALTY RETAIL — 7.69%
Abercrombie & Fitch Co. Class A	1,311	49,136
GameStop Corp. Class A	12,100	663,322
O’Reilly Automotive Inc.[a]	4,392	543,773
PetSmart Inc.	1,767	128,567
Staples Inc.	7,201	116,080
TJX Companies Inc. (The)	9,521	578,782

		2,079,660

2	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments   (Unaudited) (Continued)

ISHARES® ENHANCED U.S. LARGE-CAP ETF

October 31, 2013

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.60%
Ocwen Financial Corp.[a]	7,695	$432,690

		432,690
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
United States Cellular Corp.	399	19,312

		19,312

TOTAL COMMON STOCKS (Cost: $24,758,382)		26,956,024

SHORT-TERM INVESTMENTS — 1.82%

MONEY MARKET FUNDS — 1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	417,334	417,334
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	24,254	24,254
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	51,012	51,012

		492,600

TOTAL SHORT-TERM INVESTMENTS (Cost: $492,600)		492,600

TOTAL INVESTMENTS IN SECURITIES — 101.57% (Cost: $25,250,982)		27,448,624
Other Assets, Less Liabilities — (1.57)%		(423,768)

NET ASSETS — 100.00%		$27,024,856

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments  (Unaudited)

ISHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.54%

AEROSPACE & DEFENSE — 1.90%
Engility Holdings Inc.[a]	1,769	$54,786

		54,786
AIRLINES — 1.29%
Allegiant Travel Co.	356	37,120

		37,120
BIOTECHNOLOGY — 0.02%
Intercept Pharmaceuticals Inc.[a]	9	488

		488
BUILDING PRODUCTS — 0.08%
AAON Inc.	87	2,350

		2,350
CAPITAL MARKETS — 4.46%
Diamond Hill Investment Group Inc.	126	13,894
FBR & Co.[a]	134	3,551
GAMCO Investors Inc. Class A	41	2,932
Gladstone Capital Corp.	360	3,175
Greenhill & Co. Inc.	100	5,130
Manning & Napier Inc.	3,336	55,378
MCG Capital Corp.	9,088	42,804
MVC Capital Inc.	108	1,494

		128,358
CHEMICALS — 0.20%
Core Molding Technologies Inc.[a]	60	648
Hawkins Inc.	141	5,077

		5,725
COMMERCIAL BANKS — 4.45%
1st Source Corp.	44	1,381
American National Bankshares Inc.	118	2,707
Arrow Financial Corp.	185	4,775
BancFirst Corp.	52	2,890
Bank of Marin Bancorp	60	2,553
BSB Bancorp Inc.[a]	74	1,055
Camden National Corp.	68	2,744
Century Bancorp Inc. Class A	26	845
City Holding Co.	100	4,550
CNB Financial Corp.	62	1,241
Community Trust Bancorp Inc.	161	6,857
First Financial Corp.	144	4,974
First Interstate BancSystem Inc.	1,010	25,361
First of Long Island Corp. (The)	15	590
Great Southern Bancorp Inc.	66	1,853
Heritage Financial Corp.	54	871
Horizon Bancorp	60	1,303

Security	Shares	Value

Lakeland Financial Corp.	144	$5,125
Merchants Bancshares Inc.	66	1,979
Northrim BanCorp Inc.	74	1,857
Premier Financial Bancorp Inc.	66	793
Renasant Corp.	123	3,528
S&T Bancorp Inc.	72	1,765
S.Y. Bancorp Inc.	109	3,271
Simmons First National Corp. Class A	236	7,727
State Bank Financial Corp.	378	6,449
Suffolk Bancorp[a]	178	3,480
Tompkins Financial Corp.	76	3,748
Trustmark Corp.	277	7,523
Univest Corp. of Pennsylvania	98	1,957
Washington Banking Co.	306	5,205
WesBanco Inc.	248	7,291

		128,248
COMMERCIAL SERVICES & SUPPLIES — 0.70%
Courier Corp.	387	6,575
Intersections Inc.	662	5,673
Kimball International Inc. Class B	592	6,927
McGrath RentCorp	24	856

		20,031
COMMUNICATIONS EQUIPMENT — 0.66%
Anaren Inc.[a]	72	1,799
Aruba Networks Inc.[a]	611	11,462
ClearOne Inc.[a]	153	1,426
Globecomm Systems Inc.[a]	146	2,049
ParkerVision Inc.[a,b]	876	2,400

		19,136
COMPUTERS & PERIPHERALS — 2.08%
Imation Corp.[a]	5,385	25,040
Lexmark International Inc. Class A	802	28,511
Novatel Wireless Inc.[a]	430	1,318
Qumu Corp.[a]	288	4,314
USA Technologies Inc.[a]	448	856

		60,039
CONSTRUCTION & ENGINEERING — 0.29%
Argan Inc.	376	8,366

		8,366
CONSUMER FINANCE — 3.60%
Cash America International Inc.	1,362	53,731
First Marblehead Corp. (The)[a]	1,718	1,649
QC Holdings Inc.	279	656
World Acceptance Corp.[a]	459	47,791

		103,827
CONTAINERS & PACKAGING — 0.03%
UFP Technologies Inc.[a]	42	968

		968

4	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

ISHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

DISTRIBUTORS — 0.33%
Core-Mark Holding Co. Inc.	133	$9,407

		9,407

DIVERSIFIED CONSUMER SERVICES — 3.68%
Capella Education Co.[a]	254	15,474
Grand Canyon Education Inc.[a]	408	19,286
Outerwall Inc.[a,b]	1,066	69,268
Steiner Leisure Ltd.[a]	34	1,905

		105,933

DIVERSIFIED FINANCIAL SERVICES — 0.21%
MicroFinancial Inc.	690	5,927

		5,927

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.53%
Inteliquent Inc.	1,184	15,214

		15,214

ELECTRIC UTILITIES — 3.88%
El Paso Electric Co.	1,068	37,562
Empire District Electric Co. (The)	786	17,677
MGE Energy Inc.	287	16,161
Otter Tail Corp.	974	29,054
Unitil Corp.	372	11,242

		111,696

ELECTRICAL EQUIPMENT — 0.16%
Brady Corp. Class A	40	1,167
Preformed Line Products Co.	40	3,361

		4,528

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.36%
AVX Corp.	632	8,374
Dolby Laboratories Inc. Class A	390	13,939
Electro Rent Corp.	338	6,131
Mesa Laboratories Inc.	11	766
Multi-Fineline Electronix Inc.[a]	89	1,193
OSI Systems Inc.[a]	29	2,112
Parametric Sound Corp.[a,b]	265	3,972
PC Connection Inc.	148	2,959
RadiSys Corp.[a]	402	1,214
Tech Data Corp.[a]	75	3,905
TTM Technologies Inc.[a]	204	1,785
Uni-Pixel Inc.[a,b]	1,314	21,615

		67,965

ENERGY EQUIPMENT & SERVICES — 2.39%
CARBO Ceramics Inc.[b]	27	3,384
Dawson Geophysical Co.[a]	603	17,632
Mitcham Industries Inc.[a]	56	932
Natural Gas Services Group Inc.[a]	132	3,695

Security	Shares	Value

Unit Corp.[a]	838	$43,081

		68,724

FOOD & STAPLES RETAILING — 2.31%
Andersons Inc. (The)	660	48,959
Harris Teeter Supermarkets Inc.	14	690
Spartan Stores Inc.	340	8,000
Village Super Market Inc. Class A	54	1,980
Weis Markets Inc.	135	6,908

		66,537

FOOD PRODUCTS — 0.52%
Fresh Del Monte Produce Inc.	382	10,158
John B. Sanfilippo & Son Inc.	124	3,048
Omega Protein Corp.[a]	62	580
Rocky Mountain Chocolate Factory Inc.	102	1,293

		15,079

GAS UTILITIES — 1.01%
Chesapeake Utilities Corp.	274	14,908
Delta Natural Gas Co. Inc.	50	1,116
Gas Natural Inc.	168	1,675
Northwest Natural Gas Co.	260	11,292

		28,991

HEALTH CARE EQUIPMENT & SUPPLIES — 3.04%
Align Technology Inc.[a]	21	1,198
CryoLife Inc.	194	1,744
Cyberonics Inc.[a]	602	34,772
Exactech Inc.[a]	52	1,180
ICU Medical Inc.[a]	334	20,641
MAKO Surgical Corp.[a]	182	5,425
Medical Action Industries Inc.[a]	393	2,382
Natus Medical Inc.[a]	316	6,235
TearLab Corp.[a]	625	6,519
Vascular Solutions Inc.[a]	378	7,416

		87,512

HEALTH CARE PROVIDERS & SERVICES — 1.91%
Addus HomeCare Corp.[a]	308	7,962
Almost Family Inc.	156	3,000
BioTelemetry Inc.[a]	77	704
Chemed Corp.	104	7,053
CorVel Corp.[a]	330	13,728
Ensign Group Inc. (The)	14	596
LHC Group Inc.[a]	236	4,862
Owens & Minor Inc.	56	2,095
Triple-S Management Corp. Class Ba	720	12,823
U.S. Physical Therapy Inc.	68	2,171

		54,994

HOTELS, RESTAURANTS & LEISURE — 6.46%
Ark Restaurants Corp.	145	3,074
Bob Evans Farms Inc.	550	31,400
Buffalo Wild Wings Inc.[a]	564	80,415
Cheesecake Factory Inc. (The)	386	18,239

SCHEDULE OF INVESTMENTS	5

Schedule of Investments  (Unaudited) (Continued)

ISHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Frisch’s Restaurants Inc.	88	$2,118
Multimedia Games Holding Co. Inc.[a]	858	27,894
Red Robin Gourmet Burgers Inc.[a]	8	609
Rick’s Cabaret International Inc.[a]	80	903
Texas Roadhouse Inc.	786	21,552

		186,204
HOUSEHOLD DURABLES — 0.26%
CSS Industries Inc.	293	7,586

		7,586
HOUSEHOLD PRODUCTS — 0.17%
Oil-Dri Corp. of America	66	2,342
Orchids Paper Products Co.	88	2,684

		5,026
INSURANCE — 12.88%
American Equity Investment Life Holding Co.	538	11,212
Amerisafe Inc.	20	770
Argo Group International Holdings Ltd.	115	4,828
Aspen Insurance Holdings Ltd.	1,052	41,038
Eastern Insurance Holdings Inc.	90	2,200
EMC Insurance Group Inc.	106	3,608
Endurance Specialty Holdings Ltd.	1,046	57,833
FBL Financial Group Inc. Class A	67	2,998
HCI Group Inc.	307	13,490
Horace Mann Educators Corp.	970	26,869
Infinity Property and Casualty Corp.	204	13,990
Kansas City Life Insurance Co.	131	6,013
Maiden Holdings Ltd.	1,414	15,483
Meadowbrook Insurance Group Inc.	342	2,271
National Western Life Insurance Co. Class A	210	43,680
Navigators Group Inc. (The)[a]	188	10,573
OneBeacon Insurance Group Ltd. Class A	48	766
Protective Life Corp.	336	15,483
Safety Insurance Group Inc.	189	10,336
StanCorp Financial Group Inc.	14	825
Symetra Financial Corp.	3,744	70,125
United Fire Group Inc.	254	8,052
Universal Insurance Holdings Inc.	1,108	8,687

		371,130
INTERNET & CATALOG RETAIL — 2.51%
1-800-FLOWERS.COM Inc.[a]	358	1,944
Blue Nile Inc.[a]	510	20,946
NutriSystem Inc.	834	15,679
PetMed Express Inc.	998	14,810
Shutterfly Inc.[a]	383	18,821

		72,200
INTERNET SOFTWARE & SERVICES — 5.96%
Carbonite Inc.[a]	204	2,701
Cornerstone OnDemand Inc.[a]	1,309	62,007
Envestnet Inc.[a]	807	29,294
Marchex Inc. Class B	809	7,216
OpenTable Inc.[a]	772	53,639
QuinStreet Inc.[a]	417	3,707
SciQuest Inc.[a]	240	5,242

Security	Shares	Value

Travelzoo Inc.[a]	370	$7,966

		171,772
IT SERVICES — 2.09%
CACI International Inc. Class Aa	49	3,527
CSG Systems International Inc.	214	5,962
Global Cash Access Inc.[a]	4,158	34,512
Heartland Payment Systems Inc.	350	14,158
Innodata Inc.[a,b]	258	619
ServiceSource International Inc.[a]	120	1,298

		60,076
LEISURE EQUIPMENT & PRODUCTS — 0.53%
Johnson Outdoors Inc. Class A	31	850
Sturm, Ruger & Co. Inc.[b]	219	14,325

		15,175
MEDIA — 1.68%
Harte-Hanks Inc.	552	4,399
Martha Stewart Living Omnimedia Inc. Class Aa	2,449	6,270
ReachLocal Inc.[a,b]	218	2,679
Rentrak Corp.[a]	703	26,356
Scholastic Corp.	40	1,148
World Wrestling Entertainment Inc. Class A	594	7,692

		48,544
METALS & MINING — 0.13%
Golden Minerals Co.[a,b]	2,510	1,933
Golden Star Resources Ltd.[a,b]	2,470	1,193
Vista Gold Corp.[a]	1,720	739

		3,865
MULTILINE RETAIL — 0.16%
Fred’s Inc. Class A	280	4,536

		4,536
OIL, GAS & CONSUMABLE FUELS — 2.20%
Contango Oil & Gas Co.	758	32,480
L&L Energy Inc.[a,b]	1,666	2,366
Matador Resources Co.[a]	88	1,620
Teekay Tankers Ltd. Class A	212	553
VAALCO Energy Inc.[a]	4,980	26,245

		63,264
PAPER & FOREST PRODUCTS — 0.86%
Domtar Corp.	18	1,525
Schweitzer-Mauduit International Inc.	374	23,143

		24,668
PERSONAL PRODUCTS — 1.63%
Medifast Inc.[a]	836	19,487
Nu Skin Enterprises Inc. Class A	6	702
Nutraceutical International Corp.	106	2,549

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited) (Continued)

ISHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

USANA Health Sciences Inc.[a,b]	356	$24,290

		47,028
PHARMACEUTICALS — 0.58%
SciClone Pharmaceuticals Inc.[a]	3,510	16,602

		16,602
PROFESSIONAL SERVICES — 2.06%
Barrett Business Services Inc.	196	16,321
CRA International Inc.[a]	254	4,839
Dolan Co. (The)[a]	578	1,485
ICF International Inc.[a]	172	5,955
RPX Corp.[a]	1,538	27,469
VSE Corp.	74	3,241

		59,310
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.11%
Gyrodyne Co. of America Inc.	62	4,631
Invesco Mortgage Capital Inc.	1,359	20,997
Mid-America Apartment Communities Inc.	50	3,320
Select Income REIT	22	606
Western Asset Mortgage Capital Corp.	158	2,545

		32,099
ROAD & RAIL — 1.30%
Knight Transportation Inc.	132	2,240
Marten Transport Ltd.	813	14,341
Werner Enterprises Inc.	904	20,937

		37,518
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.79%
Applied Micro Circuits Corp.[a]	800	9,328
Cavium Inc.[a]	1,529	61,634
First Solar Inc.[a]	338	16,991
Integrated Silicon Solution Inc.[a]	116	1,251
Pericom Semiconductor Corp.[a]	198	1,600
PMC-Sierra Inc.[a]	6,477	38,020
Power Integrations Inc.	482	27,686
Sigma Designs Inc.[a]	1,003	5,456
STR Holdings Inc.[a,b]	2,459	4,893

		166,859
SOFTWARE — 1.93%
Digimarc Corp.	34	716
Pegasystems Inc.	1,109	42,209
Rosetta Stone Inc.[a]	568	8,622
TeleCommunication Systems Inc.[a]	1,729	3,942

		55,489
SPECIALTY RETAIL — 3.58%
Children’s Place Retail Stores Inc. (The)[a]	1,048	57,210
DSW Inc. Class A	45	3,945
Guess? Inc.	23	719
hhgregg Inc.[a]	282	4,374
Kirkland’s Inc.[a]	212	3,763

Security	Shares	Value

Men’s Wearhouse Inc. (The)	463	$19,585
Wet Seal Inc. Class Aa	2,878	9,526
Winmark Corp.	54	3,954

		103,076
TEXTILES, APPAREL & LUXURY GOODS — 0.04%
Perry Ellis International Inc.	60	1,141

		1,141
THRIFTS & MORTGAGE FINANCE — 0.71%
First Defiance Financial Corp.	198	5,112
Meta Financial Group Inc.	138	5,136
Territorial Bancorp Inc.	246	5,365
United Financial Bancorp Inc.	308	4,830

		20,443
TRADING COMPANIES & DISTRIBUTORS — 0.02%
Rush Enterprises Inc. Class Aa	22	630

		630
WATER UTILITIES — 1.28%
American States Water Co.	480	13,670
Artesian Resources Corp. Class A	156	3,572
California Water Service Group	424	9,243
Connecticut Water Service Inc.	96	3,077
Middlesex Water Co.	168	3,483
York Water Co. (The)	180	3,728

		36,773
WIRELESS TELECOMMUNICATION SERVICES — 1.53%
Telephone & Data Systems Inc.	21	655
United States Cellular Corp.	899	43,511

		44,166

TOTAL COMMON STOCKS (Cost: $2,437,954)		2,867,129

SHORT-TERM INVESTMENTS — 5.42%

MONEY MARKET FUNDS — 5.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	136,171	136,171
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	7,913	7,913

SCHEDULE OF INVESTMENTS	7

Schedule of Investments  (Unaudited) (Continued)

ISHARES® ENHANCED U.S. SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,984	$11,984

		156,068

TOTAL SHORT-TERM INVESTMENTS (Cost: $156,068)		156,068

TOTAL INVESTMENTS IN SECURITIES — 104.96% (Cost: $2,594,022)		3,023,197
Other Assets, Less Liabilities — (4.96)%		(142,751)

NET ASSETS — 100.00%		$2,880,446

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Schedules of Investments  (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Enhanced ETF
U.S. Large-Cap
U.S. Small-Cap

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

NOTES TO SCHEDULES OF INVESTMENTS	9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

FEDERAL INCOME TAXES

As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Enhanced ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Large-Cap	$25,251,457	$2,377,770	$(180,603)	$2,197,167
U.S. Small-Cap	2,594,022	468,589	(39,414)	429,175

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

NOTES TO SCHEDULES OF INVESTMENTS	11

Item 2. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	December 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	December 27, 2013